STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (250,006)	$ (127,007)	$ (101,552)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	15,689	15,536	12,643
Loss on disposal of fixed assets	645	143	527
Asset impairment charge	0	121	6,440
Stock-based compensation	16,061	10,282	8,520
Amortization of debt discount and issuance costs	34,809	6,045	306
Accretion of debt end of term charge and PIK interest	8,207	3,501	604
Loss on valuation of derivative and warrant liabilities	70,177	12,989	0
Others	1,281	(153)	(284)
Changes in operating assets and liabilities:
Accounts receivable	(29,928)	(7,216)	(9,005)
Inventory	(20,181)	2,182	(15,692)
Prepaid expenses and other current assets	(8,021)	(1,043)	563
Deferred cost of goods sold	221	(797)	4,207
Operating lease right-of-use assets and liabilities	30	87	0
Other assets	(1,974)	1,575	(4,746)
Accounts payable and accrued liabilities	27,447	(4,090)	(1,025)
Deferred revenue, current and non-current	6,586	9,599	132
Other non-current liabilities	2,696	2,176	1,068
Net cash used in operating activities	(126,261)	(76,070)	(97,294)
Cash flows from investing activities:
Purchase of investments	(587,846)	(108,960)	(71,817)
Proceeds from maturities of investments	164,000	80,000	50,400
Purchase of property and equipment	(23,435)	(25,565)	(13,810)
Net cash used in investing activities	(447,281)	(54,525)	(35,227)
Cash flows from financing activities:
Merger and PIPE financing	644,695	0	0
Payment of tax withholding obligations on earnout shares	(634)	0	0
Proceeds from debt, net of issuance costs	0	219,471	21,362
Repayment of debt	(17,083)	(22,787)	(26,708)
Repayment of finance obligations	(2,642)	(484)	(452)
Proceeds from government grants	1,323	275	522
Proceeds from exercise of stock options and warrants	6,790	4,168	1,726
Proceeds from issuance of stock, net of issuance costs	0	0	86,746
Net cash provided by financing activities	632,449	200,643	83,196
Net increase (decrease) in cash and cash equivalents, and restricted cash	58,907	70,048	(49,325)
Cash and cash equivalents, and restricted cash at the beginning of period	123,697	53,649	102,974
Cash and cash equivalents, and restricted cash at the end of period	182,604	123,697	53,649
Supplemental disclosures of cash flow information:
Cash paid for interest	9,074	5,827	4,881
Cash paid for income taxes	15	9	0
Non-cash investing and financing activity:
Issuance of warrants in connection with debt borrowing	0	0	141
Assets acquired through accounts payable and accrued liabilities	4,955	659	4,017
Non-cash transfer of vehicles from inventory to internal use	0	0	967
Non-cash transfer of leased assets to inventory	2,046	635	0
Reclassification of Convertible Notes warrants liability upon exercise	17,696	0	0
Conversion of Convertible Notes into common stock	48,607	0	0
Reclassification of remaining Convertible Notes warrants liability upon the reverse recapitalization	69,320	0	0
Reclassification of derivative liability upon the reverse recapitalization	182,554	0	0
Conversion of preferred stock into common stock	627,315	0	0
Cashless warrant exercise	53,326	0	0
Non-cash long-term investment	$ 1,600	$ 0	$ 0